Debt - Schedule of Fair Value Measurements Recurring and Nonrecurring Valuation Techniques (Detail)	1 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Risk-free interest rate	2.25%
Expected term (in years)	10 years
Volatility	55.00%
Expected dividends	0.00%